Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
ASSETS
Cash	$ 1,806	$ 23,291	$ 6,905
Accounts receivable	24,343	0
Subscription receivable	5,000	16,500	0
Inventories	329,798	346,197	37,100
Total Current Assets	360,947	385,988	44,005
TOTAL ASSETS	360,947	385,988	44,005
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued liabilites	410,655	353,770	72,975
Advance from stockholder	150	150	0
Note payable	15,000	15,000	21,000
Current maturities of notes payable - related parties	26,000	26,000	15,000
Total Current Liabilities	451,805	394,920	108,975
LONG-TERM LIABILITIES
Notes payable - related parties, net of current maturities	320,000	320,000	8,000
Total Liabilities	771,805	714,920	116,975
STOCKHOLDERS' DEFICIT
Preferred stock par value $0.001: 10,000,000 shares authirozied; none issued or outstanding	0	0	0
Common stock par value $0.001: 300,000,000 shares authorized; 67,122,512 and 67,112,512 shares issued and outstanding, respectively	67,123	67,113	15,329
Additional paid-in capital	1,363,342	1,358,352	41,771
Deficit accumulated during the development stage	(1,841,323)	(1,754,397)	(130,070)
Total Stockholders' Deficit	(410,858)	(328,932)	(72,970)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 360,947	$ 385,988	$ 44,005